INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax provision (benefit) at the federal statutory rate of 21%	$ 44,009	$ (5,944)	$ 64,170
State income taxes, net of effect of federal tax benefit	15,936	(277)	5,188
Stock-based compensation	(167,998)	(56,871)	(39,326)
Non-deductible goodwill impairment	53,012	0	0
Non-deductible executive compensation	14,219	7,409	2,983
Change in valuation allowance on capital losses	11,385	(5,815)	(1,280)
Research credit	(7,407)	(5,105)	(3,167)
Amortizable tax basis related to intercompany transaction	(7,044)	0	0
Non-deductible expenses	6,556	5,460	1,727
Change in judgement on beginning of the year valuation allowance	(3,544)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(2,591)	138	42
Deferred tax adjustment for enacted changes in tax laws and rates	(14,579)	(687)	(13,646)
Other, net	(973)	1,203	(3,491)
Income tax (benefit) provision	$ (59,019)	$ (60,489)	$ 13,200